BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, plant, and equipment and Income tax and Others (Details)	12 Months Ended
Dec. 31, 2018
Ifrs Dividends Abstract
Minimum percentage of dividends over the period's earnings as required by Chilean Corporate Law	30.00%
Buildings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	30 years
Buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years
Plant and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Plant and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Warehouse installations and accessories | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Warehouse installations and accessories | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	30 years
Furniture and supplies | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Furniture and supplies | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Motor vehicles | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Motor vehicles | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	7 years
Other Property, plant and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Other Property, plant and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	8 years
Bottles and containers | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Bottles and containers | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	8 years
Software
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years